Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule Of Capital Expenditure Excluded From Statement Of Cash Flow [Table Text Block]
September 30	2022	2021	2020
Spire	$77.8	$59.5	$67.6
Spire Missouri	45.6	37.1	34.3
Spire Alabama	19.2	13.6	17.0

Schedule of Asset Retirement Obligations [Table Text Block]
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Asset retirement obligations, beginning of year	$519.6	$540.1	$143.4	$153.4	$362.8	$374.3
Liabilities incurred during the period	3.2	11.1	1.2	1.4	0.5	7.4
Liabilities settled during the period	(9.2)	(21.9)	(4.1)	(9.7)	(2.0)	(10.7)
Accretion	21.1	21.8	5.9	6.2	14.7	15.0
Revisions in estimated cash flows	(13.8)	(31.5)	(35.8)	(7.9)	22.7	(23.2)
Asset retirement obligations, end of year	$520.9	$519.6	$110.6	$143.4	$398.7	$362.8

Schedule of Related Party Transactions [Table Text Block]
	Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020
Natural gas purchases from Spire Marketing	$86.3	$92.5	$56.9	$3.2	$10.4	$6.3
Natural gas sales to Spire Marketing	—	1.1	0.1	0.5	0.1	0.3
Transportation services from Spire STL Pipeline LLC	32.0	32.0	27.9	—	—	—
Transportation services from Spire NGL Inc.	—	0.5	1.0	—	—	—

Accounts Receivable, Allowance for Credit Loss [Table Text Block]
	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Allowance at beginning of year	$30.3	$24.9	$23.0	$22.6	$18.1	$14.9	$6.6	$5.5	$6.3
Provision for expected credit losses	11.6	14.7	14.0	11.2	11.1	12.7	0.3	3.1	0.9
Write-offs, net of recoveries	(10.0)	(9.3)	(12.1)	(8.9)	(6.6)	(9.5)	(0.6)	(2.0)	(1.7)
Allowance at end of year	$31.9	$30.3	$24.9	$24.9	$22.6	$18.1	$6.3	$6.6	$5.5